REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE INFORMATION
Schedule of major products/services lines, timing of revenue recognition and primary geographical markets (based on the location of customers)

	Year ended
	December 31,
Major products/services lines	2018	2019	2020
	RMB	RMB	RMB
CPaaS
— Text messaging	167,859,282	234,745,048	265,182,655
— Voice calls	60,285,356	67,128,537	71,991,638
— Others(Note1)	27,060,127	43,383,515	62,919,144
Cloud‑based CC	129,198,999	173,593,018	245,135,106
Cloud‑based UC&C	111,931,266	123,165,257	118,310,137
Other services	5,153,637	8,266,792	4,149,440
Revenues	501,488,667	650,282,167	767,688,120

	Year ended
	December 31,
Timing of revenue recognition	2018	2019	2020
	RMB	RMB	RMB
Point in time	353,009,329	474,920,173	597,627,257
Over time	148,479,338	175,361,994	170,060,863
Revenues	501,488,667	650,282,167	767,688,120

	Year ended
Primary geographical markets (based on the location of customers)	December 31,
	2018	2019	2020
	RMB	RMB	RMB
The PRC	498,615,542	640,290,226	739,975,367
Japan	2,873,125	9,991,941	27,712,753
Revenues	501,488,667	650,282,167	767,688,120

Schedule of contract assets and contract liabilities

	December 31,
	2019	2020
	RMB	RMB
Contract assets	25,249,719	36,307,474
Contract liabilities	111,953,381	95,992,689

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Gross amount at the beginning of the year	20,021,820	18,985,847	26,781,689
Increases due to revenue recognized during the year	53,536,894	62,994,291	53,180,927
Transfers to accounts receivable during the year	(54,572,867)	(55,198,449)	(38,430,939)
Gross amount at the end of the year	18,985,847	26,781,689	41,531,677
Allowance for contract assets	(949,292)	(1,531,970)	(5,224,203)
Contract assets, net	18,036,555	25,249,719	36,307,474

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	1,001,091	949,292	1,531,970
Additions charged to (reversal of) bad debt expense	(51,799)	582,678	3,692,233
Balance at the end of the year	949,292	1,531,970	5,224,203

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	74,361,332	98,417,522	111,953,381
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(67,051,465)	(84,099,618)	(81,807,185)
Increase due to cash received, excluding amount recognized as revenue during the year	91,107,655	97,635,477	65,846,493
Balance at the end of the year	98,417,522	111,953,381	95,992,689